Other assets	12 Months Ended
Dec. 31, 2020
Other assets.
Other assets

Note 16. Other assets

Skr mn	Dec 31, 2020	Dec 31, 2019
Claim against the State for CIRR loans and concessionary loans	12,359	9,124
Cash receivables, funding operations	465	181
Other	29	29
Total	12,853	9,334